Schedule of Earnings Per Share, Basic and Diluted (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) available to common Shareholders	€ (7,475,490)	€ (938,636)	€ (12,717,105)
Income (Loss) available to common shareholders, including assumed Conversions	€ (7,475,490)	€ (938,636)	€ (12,717,105)
Weighted Average Number of Shares Issued, Basic	17,556,395	13,345,004	13,008,401
Stock options only in the money	0
Weighted Average Number of Shares Outstanding, Diluted	17,556,395	13,345,004	13,008,401
Basic income (loss) per share	€ (0.43)	€ (0.07)	€ (0.98)
Diluted income (loss) per share	€ (0.43)	€ (0.07)	€ (0.98)